Cost of Services (Details) - Schedule of Cost of Services	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Cost of Services [Line Items]
Consultant fee	RM 3,465,205	$ 734,589	RM 5,676,167
Subscription fee	42,003	8,904	180,669
Training costs	47,635	10,098	192,398
Others	426,720	90,461
Total	RM 3,981,563	$ 844,052	RM 6,049,234